CONVERTIBLE BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

	As of December 31,
	2022	2023
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	41,531,679	42,957,209
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,330,823	21,543,492
2021 Series B Note US$ 90,000,000 1.00% due to 2026	91,474,981	92,386,990
	154,337,483	156,887,691